CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (5,476)	$ 1,690,242	$ 3,089,413	$ 3,244,206
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	0	(2,976,000)	(3,801,300)	(4,297,300)
Transaction costs incurred in connection with IPO	0		86,544	86,544
Interest earned on marketable securities held in Trust Account	0	(670,720)	(7,352)	(10,281)
Changes in operating assets and liabilities:
Prepaid expenses	(400,000)	145,833	162,288	200,834
Accrued expenses	4,882	610,183	250,309	435,363
Income taxes payable		69,477
Net cash used in operating activities	(400,594)	(1,130,985)	(220,098)	(340,634)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(116,150,000)	(116,150,000)
Net cash used in investing activities			(116,150,000)	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid			114,000,000	114,000,000
Proceeds from sale of Private Placements Warrants		0	4,120,000	4,120,000
Proceeds from sale of Unit Purchase Option			100	100
Proceeds from promissory note	600,000	436,077
Repayment of promissory note - related party			(600,000)	(600,000)
Payment of offering costs	(122,110)		(407,352)	(407,352)
Net cash provided by financing activities	502,890	436,077	117,112,748	117,112,748
Net Change in Cash	102,296	(694,908)	742,650	622,114
Cash - Beginning of period		724,410	102,296	102,296
Cash - End of period	$ 102,296	$ 29,502	$ 844,946	$ 724,410